Description of Plan - Additional Information (Details) - EBP 002 - USD ($)			12 Months Ended
	Jul. 10, 2017	Jul. 09, 2017	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution, automatic, deferral rate	4.00%	3.00%
Employee benefit plan participant contribution annual automatic increase in deferral rate	1.00%
Employee benefit plan contribution vesting description			Participants are fully vested in their contributions plus any income or loss thereon.
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount			$ 1,000
Employee benefit plan, notes receivable from participant, account, maximum borrowing, to total account, percentage			50.00%
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount			$ 50,000
Employee benefit plan, notes receivable from participant prime rate			1.00%
Employee benefit plan, forfeited non-vested			$ 277,000	$ 297,000
Employee benefit plan, forfeitures to pay expenses			622,000	461,000
Employee benefit plan, forfeitures to fund employer contributions			$ 370,000	$ 200,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participants, interest rate			4.25%	4.25%
Employee benefit plan participant loan maturity date			Jan. 31, 2026
Employee benefit plan mandatory lump sum distributions transferred to individual retirement account			$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Percentage on employee eligible compensation			50.00%
Employee benefit plan, notes receivable from participants loan term			5 years
Employee benefit plan, notes receivable from participants, interest rate			9.50%	9.50%
Employee benefit plan participant loan maturity date			Jan. 31, 2031
Employee benefit plan immediate lump sum distributions transferred to individual retirement account			$ 5,000